RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 8,071,413	$ 9,165,068
P S M Z J K [Member]
Related Party Transaction [Line Items]
Total	$ 8,071,413	$ 9,165,068